SCHEDULE OF STOCK OPTION ASSUMPTIONS FOR GRANTS (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Risk-free interest rates, minimum	0.986%
Risk-free interest rates, maximum	3.44%
Risk-free interest rates		0.986%
Expected life of options	5 years	5 years
Expected volatility, minimum	73.62%
Expected volatility, maximum	83.45%
Expected volatility		78.50%
Expected dividend yield	0.00%	0.00%